Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 3,083,767	$ 1,941,171	$ 7,020,258	$ 5,114,489
Costs and other expenses
Total costs and other expenses	820,274	337,441	2,439,570	1,672,929
Gross Profit	2,263,493	1,603,730	4,580,688	3,441,560
Operating expenses
Selling, general and administrative	1,931,732	1,797,998	9,364,887	6,028,360
Research, development and engineering	690,159	805,266	3,252,236	2,355,056
Total operating expenses	2,621,891	2,603,264	14,504,316	8,383,416
Operating loss	(358,398)	(999,534)	(9,923,628)	(4,941,856)
Other income (expense)
Interest income	4	131	233	4,075
Loss on foreign currency transactions	(15,000)	0	0	(50,000)
Change in fair value of convertible note	141,991	0	(396,203)	0
Interest expense	(56,919)	0	(10,462)	(18,000)
Total other income (expense)	70,076	131	(2,006,709)	(123,925)
Net loss	(288,322)	(999,403)	(11,909,903)	(5,065,781)
Comprehensive loss:
Net loss	(288,322)	(999,403)	(11,909,903)	(5,065,781)
Other comprehensive loss- Foreign translation adjustment	72,146	55,802	(242,602)	0
Comprehensive loss	$ (216,176)	$ (943,601)	$ (12,152,505)	$ (5,065,781)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (0.03)	$ (0.13)	$ (1.47)	$ (0.65)
Weighted Average Shares Outstanding:
Basic and Diluted (in shares)	8,944,485	7,885,008	8,100,785	7,791,741
Service [Member]
Revenues
Total revenues	$ 532,522	$ 395,804	$ 1,789,720	$ 1,273,354
Costs and other expenses
Total costs and other expenses	154,801	210,913	722,152	686,175
License [Member]
Revenues
Total revenues	2,478,556	1,460,183	4,584,052	2,555,809
Costs and other expenses
Total costs and other expenses	620,881	73,230	906,417	183,199
Hardware [Member]
Revenues
Total revenues	72,689	85,184	646,486	1,285,326
Costs and other expenses
Total costs and other expenses	$ 44,592	$ 53,298	$ 811,001	$ 803,555